AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investment

August 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 97.0%
New Jersey – 86.6%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$1,000	$1,037,591
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031	500	536,940
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	416,445
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	1,400	1,451,746
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,322,750
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	891,641
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049	500	412,222
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	2,000	1,705,599
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.298%, 03/01/2032	1,050	1,045,912
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,500	1,478,341
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	836	827,748
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,026,421
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,003,102
5.125%, 01/01/2034	500	501,590
5.50%, 01/01/2027	1,000	1,004,550

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	$2,500	$2,512,698
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,841,512
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.25%, 06/15/2039(a)	1,000	1,056,294
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,167,988
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,588,636
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2017 5.00%, 07/01/2047	1,750	1,750,647
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2016 4.00%, 07/01/2041	2,000	1,894,608
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	1,902,701
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	928,061
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,362,309
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028	1,000	1,041,320
5.00%, 06/15/2029	1,750	1,823,394
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,272,732
Series 2018-A 5.00%, 12/15/2035	1,750	1,853,515

	Principal Amount (000)	U.S. $ Value

Series 2022-A 5.00%, 06/15/2032	$1,000	$1,113,870
Series 2023-A 5.00%, 06/15/2039	1,000	1,075,181
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	710,784
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058	1,000	974,152
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,156,406
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	982,488
BAM Series 2022 5.25%, 11/01/2052	1,000	1,066,724
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,495	2,451,561
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	2,975	2,978,040

		53,168,219

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	145	156,697

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	100	101,030

Delaware – 1.5%
Delaware River & Bay Authority Series 2019 4.00%, 01/01/2044	1,000	939,547

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	83,543

Guam – 3.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	78,728
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	152,980
5.00%, 10/01/2040	655	659,827

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	$720	$671,875
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	377,613

		1,941,023

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	314,048

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,043

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	500	61,248

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e)	110	55,000
7.00%, 12/15/2043(c) (d) (e)	110	55,000

		110,000

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	165	150,825

Other – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(e) (f)	10	10,000

Puerto Rico – 2.7%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	60,791
4.00%, 07/01/2033	100	93,415
4.00%, 07/01/2046	100	82,899
5.625%, 07/01/2029	100	105,647
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	145	146,126

	Principal Amount (000)	U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	$250	$256,077
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	154,105
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	150	147,563
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)	270	189,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	81,237
Series 2019-A 4.329%, 07/01/2040	70	66,287
5.00%, 07/01/2058	305	295,211

		1,678,358

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	145	133,425
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b) (c) (d)	260	57,200

		190,625

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	245	238,950

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(b)	210	214,025

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(b)	200	199,824

Total Municipal Obligations (cost $61,189,652)		59,609,005

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(e) (f) (g) (cost $15,000)	$15	$15,000

	Shares

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(h) (i) (j) (cost $2,010,506)	2,010,506	2,010,506

Total Investments – 100.3% (cost $63,215,158)(k)		61,634,511
Other assets less liabilities – (0.3)%		(213,749)

Net Assets – 100.0%		$61,420,762

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$43,210	$—	$43,210
USD	233	01/15/2025	2.585%	CPI#	Maturity	21,464	—	21,464
USD	232	01/15/2025	2.613%	CPI#	Maturity	21,115	—	21,115
USD	870	01/15/2026	CPI#	3.611%	Maturity	(32,107)	—	(32,107)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(23,086)	—	(23,086)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	365,616	—	365,616
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	347,932	—	347,932
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(72,770)	—	(72,770)
USD	530	01/15/2029	CPI#	3.735%	Maturity	3,319	—	3,319
USD	240	01/15/2029	CPI#	3.408%	Maturity	(4,994)	—	(4,994)
USD	225	01/15/2030	1.572%	CPI#	Maturity	37,885	—	37,885
USD	225	01/15/2030	1.587%	CPI#	Maturity	37,581	—	37,581
USD	450	01/15/2031	2.782%	CPI#	Maturity	29,614	—	29,614
USD	370	01/15/2031	2.680%	CPI#	Maturity	27,979	—	27,979

						$802,758	$—	$802,758

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	300	04/20/2028	1 Day SOFR	3.416%	Annual	$(9,975)	$—	$(9,975)
USD	1,700	04/30/2030	1 Day SOFR	3.837%	Annual	(10,191)	—	(10,191)
USD	1,400	04/30/2030	1 Day SOFR	3.369%	Annual	(50,548)	—	(50,548)
USD	1,220	04/30/2030	1 Day SOFR	3.500%	Annual	(33,149)	—	(33,149)
USD	1,300	07/31/2030	1 Day SOFR	3.806%	Annual	(8,364)	—	(8,364)

						$(112,227)	$—	$(112,227)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$136,718	$—	$136,718

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $1,418,476 or 2.3% of net assets.

(c)	Defaulted.
(d)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.22% of net assets as of August 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	$10,000	$10,000	0.02%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	110,000	55,000	0.09%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	110,000	55,000	0.09%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023	05/31/2023	15,000	15,000	0.02%

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,391,450 and gross unrealized depreciation of investments was $(2,144,848), resulting in net unrealized depreciation of $(753,398).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 13.9% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$59,599,005	$10,000	$59,609,005
Corporates - Non-Investment Grade	—	—	15,000	15,000
Short-Term Investments	2,010,506	—	—	2,010,506

Total Investments in Securities	2,010,506	59,599,005	25,000	61,634,511
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	935,715	—	935,715
Interest Rate Swaps	—	136,718	—	136,718
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(132,957)	—	(132,957)
Centrally Cleared Interest Rate Swaps	—	(112,227)	—	(112,227)

Total	$2,010,506	$60,426,254	$25,000	$62,461,760

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,657	$5,172	$5,818	$2,011	$24